Fair Value Measurements (Details) - Schedule of the black-scholes option model for the private placement warrants - CleanTech Acquisition Corp [Member] - $ / shares	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of the black-scholes option model for the private placement warrants [Line Items]
Stock price (in Dollars per share)	$ 10.07	$ 9.96		$ 9.96
Strike price (in Dollars per share)	$ 11.5	$ 11.5		$ 11.5
Probability of completing a Business Combination	38.00%		[1]	100.00%
Dividend yield
Term (in years)	4 years 1 month 6 days	4 years 7 months 6 days		4 years 7 months 6 days
Volatility	11.20%	8.70%		8.70%
Risk-free rate	3.00%	1.20%		1.20%
Fair value of warrants (in Dollars per share)	$ 0.32	$ 0.39		$ 0.39

[1]	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.